Property, Plant and Equipment (Tables)	12 Months Ended
May 31, 2013
Property, Plant and Equipment [Abstract]
Useful Lives of Property, Plant and Equipment
Useful lives by major product category consisted of the following:

Useful life
Land improvements	20 years
Buildings and leasehold improvements	30 years
Machinery and equipment	5-10 years
Instruments	4 years

Components of Property, Plant and Equipment
Property, plant and equipment consisted of the following:

(in millions)	May 31, 2013	May 31, 2012
Land and land improvements	$40.5	$40.2
Buildings and leasehold improvements	106.3	89.9
Machinery and equipment	375.4	342.3
Instruments	710.5	633.3
Construction in progress	48.8	29.1
Total property, plant and equipment	1,281.5	1,134.8
Accumulated depreciation	(616.3)	(541.2)
Total property, plant and equipment, net	$665.2	$593.6